Employee Benefit Plans and Postretirement Benefits - Summary of Fair Value of Plan Assets by Asset Category and Level Within Fair Value Hierarchy (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	$ 2,422	$ 2,701
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	288	362
Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	908	1,022
Other types of investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	1,142	1,239
Cash
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	84	78
U.S. government bonds | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	356	365
U.S. corporate bonds | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	421	498
Non-U.S. government bonds | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	47	55
Non-U.S. corporate bonds | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	73	95
Mortgage backed securities | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Other fixed income | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	11	9
Mutual funds | Other types of investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	990	1,090
Insurance contracts | Other types of investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	152	149
Derivatives—credit contracts | Other types of investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Real estate | Other types of investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
U.S.
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	1,030	1,207	$ 1,139
U.S. | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	288	362
Non-U.S. | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	420	404
Level 1 | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	16	19
Level 1 | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	358	368
Level 1 | Other types of investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 1 | Cash
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	46	17
Level 1 | U.S. government bonds | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	349	355
Level 1 | U.S. corporate bonds | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 1 | Non-U.S. government bonds | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	9	13
Level 1 | Non-U.S. corporate bonds | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 1 | Mortgage backed securities | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 1 | Other fixed income | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 1 | Mutual funds | Other types of investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 1 | Insurance contracts | Other types of investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 1 | Derivatives—credit contracts | Other types of investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 1 | Real estate | Other types of investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 1 | U.S. | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	16	19
Level 1 | Non-U.S. | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	1,850	2,148
Level 2 | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	272	343
Level 2 | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	550	654
Level 2 | Other types of investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	990	1,090
Level 2 | Cash
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	38	61
Level 2 | U.S. government bonds | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	7	10
Level 2 | U.S. corporate bonds | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	421	498
Level 2 | Non-U.S. government bonds | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	38	42
Level 2 | Non-U.S. corporate bonds | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	73	95
Level 2 | Mortgage backed securities | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 2 | Other fixed income | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	11	9
Level 2 | Mutual funds | Other types of investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	990	1,090
Level 2 | Insurance contracts | Other types of investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 2 | Derivatives—credit contracts | Other types of investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 2 | Real estate | Other types of investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 2 | U.S. | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	272	343
Level 2 | Non-U.S. | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	152	149
Level 3 | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 3 | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 3 | Other types of investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	152	149
Level 3 | Cash
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 3 | U.S. government bonds | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 3 | U.S. corporate bonds | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 3 | Non-U.S. government bonds | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 3 | Non-U.S. corporate bonds | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 3 | Mortgage backed securities | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 3 | Other fixed income | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 3 | Mutual funds | Other types of investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 3 | Insurance contracts | Other types of investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	152	149	$ 135
Level 3 | Derivatives—credit contracts | Other types of investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 3 | Real estate | Other types of investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 3 | U.S. | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	0	0
Level 3 | Non-U.S. | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	$ 0	$ 0